Subsequent Events (Details) - Subsequent events [Member]			1 Months Ended		3 Months Ended
	Apr. 30, 2026 USD ($)	Jan. 31, 2026 USD ($) shares	Feb. 28, 2026 USD ($) Bitcoin $ / shares shares	Jan. 31, 2026 USD ($) $ / shares shares	Apr. 07, 2026 USD ($) shares	Mar. 31, 2026 USD ($)
Subsequent Events [Line Items]
Exercise price (in Dollars per share) | $ / shares				$ 9.34
Share-Based Compensation Arrangement by Share-Based Payment Award, Number of Shares Vested for Each Award (in Shares) | shares		1		1
Vesting period				7 years
Additional financing facilities value		$ 50,000,000	$ 50,000,000	$ 50,000,000		$ 50,000,000
Aggregate increase in additional financing facilities		$ 150,000,000
Percentage of variable interest rate		9.00%		9.00%
Aggregate outstanding balance	$ 516,400,000
Repaid outstanding		$ 67,200,000	$ 67,200,000	$ 67,200,000
Number of bitcoins			3,000			6,000
Bitcoins	$ 2,802
Premium paid			$ 6,400,000
Class A ordinary shares [Member]
Subsequent Events [Line Items]
Shares issued (in Shares) | shares					4,636,064
Net proceeds					$ 60,000,000
Commercial Bank [Member]
Subsequent Events [Line Items]
Aggregate principal amount			$ 26,000,000
Interest rate			10.31%
Financing facility			$ 26
Convertible Senior Notes Due 2031 [Member]
Subsequent Events [Line Items]
Aggregate principal amount			$ 375
Interest rate			5.00%
February 2026 Convertible Senior Notes [Member]
Subsequent Events [Line Items]
Premium amount			$ 33.7
November 2024 Convertible Senior Notes [Member]
Subsequent Events [Line Items]
Aggregate principal amount			$ 135
November 2024 Convertible Senior Notes [Member] | Class A ordinary shares [Member]
Subsequent Events [Line Items]
Shares issued (in Shares) | shares			5,503,030
Share price (in Dollars per share) | $ / shares			$ 7.94
Financing Facility [Member]
Subsequent Events [Line Items]
Interest rate						3.00%
Financing Facility [Member] | Matrixport group [Member]
Subsequent Events [Line Items]
Number of bitcoins | Bitcoin			800
2023 Share Incentive Plan [Member]
Subsequent Events [Line Items]
Number of awards granted				1
Number of shares for each award (in Shares) | shares		1		1
Vesting period				2 years
Share award expiration period				tenth
2023 Share Incentive Plan [Member] | Ordinary Shares [Member]
Subsequent Events [Line Items]
Exercise price (in Dollars per share) | $ / shares				$ 11.21